COMMITMENTS AND CONTINGENCIES (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Oct. 13, 2020	Oct. 06, 2020	Sep. 25, 2020	Sep. 21, 2020	Sep. 15, 2020	Sep. 09, 2020	Sep. 08, 2020	Sep. 02, 2020	Aug. 18, 2020	Aug. 13, 2020	Jul. 10, 2020	Jul. 01, 2020	Jun. 30, 2020	Jun. 19, 2020	Jun. 16, 2020	Jun. 12, 2020	Jun. 09, 2020	Jun. 08, 2020	Jun. 03, 2020	May 29, 2020	May 28, 2020	May 27, 2020	May 20, 2020	May 19, 2020	May 13, 2020	May 11, 2020	May 08, 2020	May 07, 2020	May 04, 2020	May 01, 2020	Apr. 28, 2020	Apr. 01, 2020	Mar. 13, 2020	Mar. 01, 2020	Feb. 13, 2020
Fair value of warrants issued	$ 307	$ 307
Warrants issued to purchase common stcok	12,300,000	12,300,000
Shahram Khial [Member]
Fair value of warrants issued	$ 12	$ 12																															$ 12
Warrants issued to purchase common stcok	500,000	500,000																															500,000
Original note date	Apr. 28, 2020	Apr. 28, 2020
Warrants exercise price	$ 0.60	$ 0.60																															$ 0.60
Warrant issuance price	$ 0.000025	$ 0.000025											$ 0.000025																				$ 0.000025
Shahram Khial One [Member]
Fair value of warrants issued	$ 12	$ 12											$ 12
Warrants issued to purchase common stcok	500,000	500,000											500,000
Original note date	Jul. 10, 2020	Jul. 10, 2020
Warrants exercise price	$ 0.60	$ 0.60											$ 0.60
Warrant issuance price	$ 0.000025	$ 0.000025											$ 0.000025
Kenneth Cornell Bosket [Member]
Fair value of warrants issued	$ 25	$ 25
Warrants issued to purchase common stcok	1,000,000	1,000,000
Original note date	Jun. 09, 2020	Jun. 09, 2020
Warrants exercise price	$ 0.60	$ 0.60
Warrant issuance price	$ 0.000025	$ 0.000025																	$ 0.000025
Montse Zaman [Member]
Fair value of warrants issued	$ 25	$ 25
Warrants issued to purchase common stcok	1,000,000	1,000,000
Original note date	May 01, 2020	May 01, 2020
Warrants exercise price	$ 0.60	$ 0.60
Warrant issuance price	$ 0.000025	$ 0.000025																														$ 0.000025
Mike Zaman [Member]
Fair value of warrants issued	$ 25	$ 25
Warrants issued to purchase common stcok	1,000,000	1,000,000
Original note date	May 01, 2020	May 01, 2020
Warrants exercise price	$ 0.60	$ 0.60
Warrant issuance price	$ 0.000025	$ 0.000025																														$ 0.000025
Ybelka Saint Hilaire [Member]
Fair value of warrants issued	$ 5	$ 5																				$ 5
Warrants issued to purchase common stcok	200,000	200,000																				200,000
Original note date	May 29, 2020	May 29, 2020
Warrants exercise price	$ 0.60	$ 0.60																				$ 0.60
Warrant issuance price	$ 0.000025	$ 0.000025																				$ 0.000025
Willy Rafael Saint-Hilaire [Member]
Fair value of warrants issued	$ 5	$ 5																							$ 5
Warrants issued to purchase common stcok	200,000	200,000																							200,000
Original note date	May 20, 2020	May 20, 2020
Warrants exercise price	$ 0.60	$ 0.60																							$ 0.60
Warrant issuance price	$ 0.000025	$ 0.000025																							$ 0.000025
Marvin A Saint-Hilaire [Member]
Fair value of warrants issued	$ 2	$ 2																								$ 2
Warrants issued to purchase common stcok	100,000	100,000																								100,000
Original note date	May 19, 2020	May 19, 2020
Warrants exercise price	$ 0.60	$ 0.60																								$ 0.60
Warrant issuance price	$ 0.000025	$ 0.000025																								$ 0.000025
Joan R. Saint-Hilaire [Member]
Fair value of warrants issued	$ 2	$ 2																								$ 2
Warrants issued to purchase common stcok	100,000	100,000																								100,000
Original note date	May 19, 2020	May 19, 2020
Warrants exercise price	$ 0.60	$ 0.60																								$ 0.60
Warrant issuance price	$ 0.000025	$ 0.000025																								$ 0.000025
Jacob Colvin [Member]
Fair value of warrants issued	$ 5	$ 5																											$ 5
Warrants issued to purchase common stcok	200,000	200,000																											200,000
Original note date	May 08, 2020	May 08, 2020
Warrants exercise price	$ 0.60	$ 0.60																											$ 0.60
Warrant issuance price	$ 0.000025	$ 0.000025																											$ 0.000025
Brett Matus [Member]
Fair value of warrants issued	$ 5	$ 5																											$ 5
Warrants issued to purchase common stcok	200,000	200,000																											200,000
Original note date	May 08, 2020	May 08, 2020
Warrants exercise price	$ 0.60	$ 0.60																											$ 0.60
Warrant issuance price	$ 0.000025	$ 0.000025																											$ 0.000025
Arnulfo Saucedo-Bardan [Member]
Fair value of warrants issued	$ 25	$ 25																													$ 25
Warrants issued to purchase common stcok	1,000,000	1,000,000																													1,000,000
Original note date	May 04, 2020	May 04, 2020
Warrants exercise price	$ 0.60	$ 0.60																													$ 0.60
Warrant issuance price	$ 0.000025	$ 0.000025																													$ 0.000025
Roy S Worbets [Member]
Fair value of warrants issued	$ 5	$ 5															$ 5
Warrants issued to purchase common stcok	200,000	200,000															200,000
Original note date	Jun. 16, 2020	Jun. 16, 2020
Warrants exercise price	$ 0.60	$ 0.60															$ 0.60
Warrant issuance price	$ 0.000025	$ 0.000025															$ 0.000025
Wendell and Sharon Piper [Member]
Fair value of warrants issued	$ 5	$ 5																									$ 5
Warrants issued to purchase common stcok	200,000	200,000																									200,000
Original note date	May 13, 2020	May 13, 2020
Warrants exercise price	$ 0.60	$ 0.60																									$ 0.60
Warrant issuance price	$ 0.000025	$ 0.000025																									$ 0.000025
Rudy Chacon [Member]
Fair value of warrants issued	$ 5	$ 5																												$ 5
Warrants issued to purchase common stcok	200,000	200,000																												200,000
Original note date	May 07, 2020	May 07, 2020
Warrants exercise price	$ 0.60	$ 0.60																												$ 0.60
Warrant issuance price	$ 0.000025	$ 0.000025																												$ 0.000025
Arnold F. Sock [Member]
Fair value of warrants issued	$ 12	$ 12																												$ 12
Warrants issued to purchase common stcok	500,000	500,000																												500,000
Original note date	May 07, 2020	May 07, 2020
Warrants exercise price	$ 0.60	$ 0.60																												$ 0.60
Warrant issuance price	$ 0.000025	$ 0.000025																												$ 0.000025
Munti Consulting LLC [Member]
Fair value of warrants issued	$ 25	$ 25																																			$ 25
Warrants issued to purchase common stcok	1,000,000	1,000,000																																			1,000,000
Original note date	Feb. 13, 2020	Feb. 13, 2020
Warrants exercise price	$ 0.60	$ 0.60																																			$ 0.60
Warrant issuance price	$ 0.000025	$ 0.000025																																			$ 0.000025
Nasrin Montazer [Member]
Fair value of warrants issued	$ 12	$ 12		$ 12
Warrants issued to purchase common stcok	500,000	500,000		500,000
Original note date	Oct. 06, 2020	Oct. 06, 2020
Warrants exercise price	$ 0.60	$ 0.60		$ 0.60
Warrant issuance price	$ 0.000025	$ 0.000025		$ 0.000025
Jagjit Dhaliwal [Member]
Fair value of warrants issued	$ 25	$ 25	$ 25
Warrants issued to purchase common stcok	1,000,000	1,000,000	1,000,000
Original note date	Oct. 13, 2020	Oct. 13, 2020
Warrants exercise price	$ 0.60	$ 0.60	$ 0.60
Warrant issuance price	$ 0.000025	$ 0.000025	$ 0.000025
Seyed M. Javad [Member]
Fair value of warrants issued	$ 5	$ 5			$ 5
Warrants issued to purchase common stcok	200,000	200,000			200,000
Original note date	Sep. 25, 2020	Sep. 25, 2020
Warrants exercise price	$ 0.60	$ 0.60			$ 0.60
Warrant issuance price	$ 0.000025	$ 0.000025			$ 0.000025
Richard W LeAndro Jr [Member]
Fair value of warrants issued	$ 12	$ 12				$ 12
Warrants issued to purchase common stcok	500,000	500,000				500,000
Original note date	Sep. 21, 2020	Sep. 21, 2020
Warrants exercise price	$ 0.60	$ 0.60				$ 0.60
Warrant issuance price	$ 0.000025	$ 0.000025				$ 0.000025
Donald Kitt [Member]
Fair value of warrants issued	$ 5	$ 5												$ 5
Warrants issued to purchase common stcok	200,000	200,000												200,000
Original note date	Jul. 01, 2020	Jul. 01, 2020
Warrants exercise price	$ 0.60	$ 0.60												$ 0.60
Warrant issuance price	$ 0.000025	$ 0.000025												$ 0.000025
Richard W LeAndro [Member]
Fair value of warrants issued	$ 12	$ 12				$ 12
Warrants issued to purchase common stcok	500,000	500,000				500,000
Original note date	Sep. 21, 2020	Sep. 21, 2020
Warrants exercise price	$ 0.60	$ 0.60				$ 0.60
Warrant issuance price	$ 0.000025	$ 0.000025				$ 0.000025
Salvatore Marasa [Member]
Fair value of warrants issued	$ 5	$ 5					$ 5
Warrants issued to purchase common stcok	200,000	200,000					200,000
Original note date	Sep. 15, 2020	Sep. 15, 2020
Warrants exercise price	$ 0.60	$ 0.60					$ 0.60
Warrant issuance price	$ 0.000025	$ 0.000025					$ 0.000025
Pejham Khial [Member]
Fair value of warrants issued	$ 12	$ 12							$ 12
Warrants issued to purchase common stcok	500,000	500,000							500,000
Original note date	Sep. 08, 2020	Sep. 08, 2020
Warrants exercise price	$ 0.60	$ 0.60							$ 0.60
Warrant issuance price	$ 0.000025	$ 0.000025							$ 0.000025
Hongsing Phou [Member]
Fair value of warrants issued	$ 5	$ 5								$ 5
Warrants issued to purchase common stcok	200,000	200,000								200,000
Original note date	Sep. 02, 2020	Sep. 02, 2020
Warrants exercise price	$ 0.60	$ 0.60								$ 0.60
Warrant issuance price	$ 0.000025	$ 0.000025								$ 0.000025
Monica Shayestehpour [Member]
Fair value of warrants issued	$ 25	$ 25									$ 25
Warrants issued to purchase common stcok	1,000,000	1,000,000									1,000,000
Original note date	Aug. 18, 2020	Aug. 18, 2020
Warrants exercise price	$ 0.60	$ 0.60									$ 0.60
Warrant issuance price	$ 0.000025	$ 0.000025									$ 0.000025
Monireh Sepahpour [Member]
Fair value of warrants issued	$ 12	$ 12										$ 12
Warrants issued to purchase common stcok	500,000	500,000										500,000
Original note date	Aug. 13, 2020	Aug. 13, 2020
Warrants exercise price	$ 0.60	$ 0.60										$ 0.60
Warrant issuance price	$ 0.000025	$ 0.000025										$ 0.000025
Willy A. Saint-Hilaire [Member]
Fair value of warrants issued	$ 25	$ 25																																	$ 25
Warrants issued to purchase common stcok	1,000,000	1,000,000																																	1,000,000
Original note date	Mar. 13, 2020	Mar. 13, 2020
Warrants exercise price	$ 0.60	$ 0.60																																	$ 0.60
Warrant issuance price	$ 0.000025	$ 0.000025																																	$ 0.000025	$ 0.000025
Theresa Kitt [Member]
Fair value of warrants issued	$ 5	$ 5												$ 5
Warrants issued to purchase common stcok	200,000	200,000												200,000
Original note date	Jul. 01, 2020	Jul. 01, 2020
Warrants exercise price	$ 0.60	$ 0.60												$ 0.60
Warrant issuance price	$ 0.000025	$ 0.000025												$ 0.000025
Mohammad Sadrolashrafi [Member]
Fair value of warrants issued	$ 12	$ 12																										$ 12
Warrants issued to purchase common stcok	500,000	500,000																										500,000
Original note date	May 11, 2020	May 11, 2020
Warrants exercise price	$ 0.60	$ 0.60																										$ 0.60
Warrant issuance price	$ 0.000025	$ 0.000025						$ 0.50																				$ 0.000025
Malcolm Ziman [Member]
Fair value of warrants issued	$ 5	$ 5																											$ 5
Warrants issued to purchase common stcok	200,000	200,000																											200,000
Original note date	May 08, 2020	May 08, 2020
Warrants exercise price	$ 0.60	$ 0.60																											$ 0.60
Warrant issuance price	$ 0.000025	$ 0.000025																											$ 0.000025
Chris Knudsen [Member]
Fair value of warrants issued	$ 5	$ 5													$ 5
Warrants issued to purchase common stcok	200,000	200,000													200,000
Original note date	Jun. 30, 2020	Jun. 30, 2020
Warrants exercise price	$ 0.60	$ 0.60													$ 0.60
Warrant issuance price	$ 0.000025	$ 0.000025													$ 0.000025
Elvis E. Saint-Hilaire [Member]
Fair value of warrants issued	$ 5	$ 5														$ 5
Warrants issued to purchase common stcok	200,000	200,000														200,000
Original note date	Jun. 19, 2020	Jun. 19, 2020
Warrants exercise price	$ 0.60	$ 0.60														$ 0.60
Warrant issuance price	$ 0.000025	$ 0.000025														$ 0.000025
Violet Gewerter [Member]
Fair value of warrants issued	$ 12	$ 12																$ 12
Warrants issued to purchase common stcok	500,000	500,000																500,000
Original note date	Jun. 12, 2020	Jun. 12, 2020
Warrants exercise price	$ 0.60	$ 0.60																$ 0.60
Warrant issuance price	$ 0.000025	$ 0.000025																$ 0.000025
Kim Smith [Member]
Fair value of warrants issued	$ 12	$ 12																	$ 12
Warrants issued to purchase common stcok	500,000	500,000																	500,000
Original note date	Jun. 09, 2020	Jun. 09, 2020
Warrants exercise price	$ 0.60	$ 0.60																	$ 0.000025
Warrant issuance price	$ 0.000025	$ 0.000025																	$ 0.000025
Hassan M. Oji [Member]
Fair value of warrants issued	$ 7	$ 7																		$ 7
Warrants issued to purchase common stcok	300,000	300,000																		300,000
Original note date	Jun. 08, 2020	Jun. 08, 2020
Warrants exercise price	$ 0.60	$ 0.60																		$ 0.60
Warrant issuance price	$ 0.000025	$ 0.000025																		$ 0.000025
Jeffery Connell [Member]
Fair value of warrants issued	$ 2	$ 2																			$ 2
Warrants issued to purchase common stcok	100,000	100,000																			100,000
Original note date	Jun. 03, 2020	Jun. 03, 2020
Warrants exercise price	$ 0.60	$ 0.60																			$ 0.60
Warrant issuance price	$ 0.000025	$ 0.000025																			$ 0.000025
Richard R Shehane [Member]
Fair value of warrants issued	$ 5	$ 5																					$ 5
Warrants issued to purchase common stcok	200,000	200,000																					200,000
Original note date	May 28, 2020	May 28, 2020
Warrants exercise price	$ 0.60	$ 0.60																					$ 0.60
Warrant issuance price	$ 0.000025	$ 0.000025																					$ 0.000025
James Bobrik [Member]
Fair value of warrants issued	$ 5	$ 5																						$ 5
Warrants issued to purchase common stcok	200,000	200,000																						200,000
Original note date	May 27, 2020	May 27, 2020
Warrants exercise price	$ 0.60	$ 0.60																						$ 0.60
Warrant issuance price	$ 0.000025	$ 0.000025																						$ 0.000025
Steven A. Fishman [Member]
Fair value of warrants issued	$ 5	$ 5																									$ 5
Warrants issued to purchase common stcok	200,000	200,000																									200,000
Original note date	May 13, 2020	May 13, 2020
Warrants exercise price	$ 0.60	$ 0.60																									$ 0.60
Warrant issuance price	$ 0.000025	$ 0.000025																									$ 0.000025
Brian D. Colvin [Member]
Fair value of warrants issued	$ 25	$ 25																											$ 5
Warrants issued to purchase common stcok	1,000,000	1,000,000																											1,000,000
Original note date	May 08, 2020	May 08, 2020
Warrants exercise price	$ 0.60	$ 0.60																											$ 0.60
Warrant issuance price	$ 0.000025	$ 0.000025																											$ 0.000025
Barry Cohen [Member]
Fair value of warrants issued	$ 5	$ 5																											$ 5
Warrants issued to purchase common stcok	200,000	200,000																											200,000
Original note date	May 08, 2020	May 08, 2020
Warrants exercise price	$ 0.60	$ 0.60																											$ 0.60
Warrant issuance price	$ 0.000025	$ 0.000025																											$ 0.000025
Glen J. Rineer [Member]
Fair value of warrants issued	$ 5	$ 5																											$ 5
Warrants issued to purchase common stcok	200,000	200,000																											200,000
Original note date	May 08, 2020	May 08, 2020
Warrants exercise price	$ 0.60	$ 0.60																											$ 0.60
Warrant issuance price	$ 0.000025	$ 0.000025																											$ 0.000025
Sadegh Salmassi [Member]
Fair value of warrants issued	$ 5	$ 5																												$ 5
Warrants issued to purchase common stcok	200,000	200,000																												200,000
Original note date	May 07, 2020	May 07, 2020
Warrants exercise price	$ 0.60	$ 0.60																												$ 0.60
Warrant issuance price	$ 0.000025	$ 0.000025																												$ 0.000025
Addicted 2 Marketing LLC [Member]
Fair value of warrants issued	$ 2	$ 2																																$ 2
Warrants issued to purchase common stcok	100,000	100,000																																100,000
Original note date	Apr. 01, 2020	Apr. 01, 2020
Warrants exercise price	$ 0.60	$ 0.60																																$ 0.60
Warrant issuance price	$ 0.000025	$ 0.000025																																$ 0.000025
BBCKQK Trust Kevin Wiltz [Member]
Fair value of warrants issued	$ 25	$ 25																																	$ 25
Warrants issued to purchase common stcok	1,000,000	1,000,000																																	1,000,000
Original note date	Mar. 13, 2020	Mar. 13, 2020
Warrants exercise price	$ 0.60	$ 0.60																																	$ 0.60
Warrant issuance price	$ 0.000025	$ 0.000025																																	$ 0.000025
Related Party [Member] | Warrant [Member]
Fair value of warrants issued	$ 227	$ 220
Warrants issued to purchase common stcok	9,100,000	9,100,000
Marjan Tina and Reno Suwarno [Member]
Fair value of warrants issued	$ 25	$ 25
Warrants issued to purchase common stcok	1,000,000	1,000,000
Original note date	Jan. 03, 2021	Jan. 03, 2021
Warrants exercise price	$ 0.60	$ 0.60
Warrant issuance price	$ 0.000025	$ 0.000025